Borrowing Arrangements - Related Party - Net carrying amount of related party borrowings (Details) - August 2022 Bridge Notes - Level 3 - TEMPO AUTOMATION INC $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Borrowing Arrangements
Fair value, beginning balance	$ 0
Additions	39,593
Change in fair value	448
Fair value, ending balance	$ 40,041